Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: April 10, 2025

Payment Date	4/15/2025
Collection Period Start	3/1/2025
Collection Period End	3/31/2025
Interest Period Start	3/17/2025
Interest Period End	4/14/2025

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$—	$—	$—	—	Feb-25
Class A-3 Notes	$49,778,339.89	$15,916,793.75	$33,861,546.14	0.072633	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$195,861,339.89	$15,916,793.75	$179,944,546.14

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$199,252,549.88	$183,335,756.13	0.135155
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$199,252,549.88	$183,335,756.13
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$—	0.32000%	30/360	$—
Class A-3 Notes	$49,778,339.89	0.77000%	30/360	$31,941.10
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$195,861,339.89			$173,014.85

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$199,252,549.88	$183,335,756.13
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$199,252,549.88	$183,335,756.13
Number of Receivables Outstanding	28,602	27,480
Weighted Average Contract Rate	3.88%	3.89%
Weighted Average Remaining Term (months)	21.7	20.8

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$604,089.70
Principal Collections	$15,816,521.56
Liquidation Proceeds	$164,463.90
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$16,585,075.16
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$16,585,075.16

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$166,043.79	$166,043.79	$—	$—	$16,419,031.37
Interest - Class A-1 Notes	$—	$—	$—	$—	$16,419,031.37
Interest - Class A-2 Notes	$—	$—	$—	$—	$16,419,031.37
Interest - Class A-3 Notes	$31,941.10	$31,941.10	$—	$—	$16,387,090.27
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$16,295,752.27
First Allocation of Principal	$—	$—	$—	$—	$16,295,752.27
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$16,281,169.89
Second Allocation of Principal	$—	$—	$—	$—	$16,281,169.89
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$16,265,006.12
Third Allocation of Principal	$—	$—	$—	$—	$16,265,006.12
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$16,246,016.52
Fourth Allocation of Principal	$12,525,583.76	$12,525,583.76	$—	$—	$3,720,432.76
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,720,432.76
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$329,222.77
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$329,222.77
Remaining Funds to Certificates	$329,222.77	$329,222.77	$—	$—	$—
Total	$16,585,075.16	$16,585,075.16	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$199,252,549.88	$183,335,756.13
Note Balance	$195,861,339.89	$179,944,546.14
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.05%	16	$100,272.19
Liquidation Proceeds of Defaulted Receivables[1]	0.09%	142	$164,463.90
Monthly Net Losses (Liquidation Proceeds)			$(64,191.71)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.31%
Second Preceding Collection Period			0.26%
Preceding Collection Period			(0.18)%
Current Collection Period			(0.40)%
Four-Month Average Net Loss Ratio			0.00%
Cumulative Net Losses for All Periods			$2,409,381.99
Cumulative Net Loss Ratio			0.18%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.55%	116	$1,009,749.78
60-89 Days Delinquent	0.17%	31	$318,702.22
90-119 Days Delinquent	0.05%	9	$88,341.20
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.77%	156	$1,416,793.20

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		6	$77,073.18
Total Repossessed Inventory		8	$91,731.64

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		40	$407,043.42
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.22%
Second Preceding Collection Period			0.27%
Preceding Collection Period			0.25%
Current Collection Period			0.22%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of March 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.19	0.10%	20	0.07%